RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

5. RELATED PARTY TRANSACTIONS

As at December 31, 2020, the Company has amounts due to stockholders and directors of $150,282 [2019 - $92,562]. These amounts are non-interest bearing, unsecured, and due on demand.

For the year ended December 31, 2020, the Company accrued director fees in the amount of $36,000 [2019 - $36,000 and 2018 - $36,000].